Note 11 - Shareholders' Equity (Details) - Summary of authorized capital:	Jun. 30, 2013	Dec. 31, 2012
Summary of authorized capital: [Abstract]
Issued and outstanding	15,173,467	15,038,483
Reserved for share option plans	4,482,850	4,617,834
	19,656,317	19,656,317